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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2009

                 Check here if Amendment [_]; Amendment Number:
                    This Amendment (Check only one.):
                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited as trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Pereira Gray

Title: Managing Director of Investments

Phone: +44 207 611 8666

Signature, Place, and Date of Signing:


/s/ Peter Pereira Gray        London, England   08/07/09
---------------------------   ---------------   --------
        (Name)                 (City, State)     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 22 Items

Form 13F Information Table Value Total: $1,007,268(thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                ITEM 2       ITEM 3     ITEM 4      ITEM 5            ITEM 6    ITEM 7       ITEM 8

                                                      Market Value  Shares /         Investment   Other  Voting Authority
       Name of Issuer        Title of Class   CUSIP    (X $1,000)   Prn Amt.  SH/PRN Discretion Managers       Sole
---------------------------- -------------- --------- ------------ ---------- ------ ---------- -------- ----------------
APPLE INC                    COM            037833100      77,055     541,000   SH      SOLE      NONE         541,000
BANK OF AMERICA CORPORATION  COM            060505104      50,160   3,800,000   SH      SOLE      NONE       3,800,000
CELLDEX THERAPEUTICS INC NEW COM            15117B103       1,732     221,546   SH      SOLE      NONE         221,546
CISCO SYS INC                COM            17275R102      57,038   3,060,000   SH      SOLE      NONE       3,060,000
COCA COLA CO                 COM            191216100      57,588   1,200,000   SH      SOLE      NONE       1,200,000
EXXON MOBIL CORP             COM            30231G102      48,937     700,000   SH      SOLE      NONE         700,000
GENERAL ELECTRIC CO          COM            369604103      43,364   3,700,000   SH      SOLE      NONE       3,700,000
GOOGLE INC                   CL A           38259P508      65,346     155,000   SH      SOLE      NONE         155,000
HEWLETT PACKARD CO           COM            428236103      55,270   1,430,000   SH      SOLE      NONE       1,430,000
INFINITY PHARMACEUTICALS INC COM            45665G303         875     149,834   SH      SOLE      NONE         149,834
INTERNATIONAL BUSINESS MACHS COM            459200101      60,042     575,000   SH      SOLE      NONE         575,000
JOHNSON & JOHNSON            COM            478160104      62,480   1,100,000   SH      SOLE      NONE       1,100,000
JPMORGAN & CHASE & CO        COM            46625H100      62,251   1,825,000   SH      SOLE      NONE       1,825,000
METABASIS THERAPEUTICS INC   COM            59101M105         266     474,833   SH      SOLE      NONE         474,833
MICROMET INC                 COM            59509C105       5,858   1,176,287   SH      SOLE      NONE       1,176,287
MICROSOFT CORP               COM            594918104      71,310   3,000,000   SH      SOLE      NONE       3,000,000
MORGAN STANLEY               COM NEW        617446448      21,668     760,000   SH      SOLE      NONE         760,000
PEPSICO INC                  COM            713448108      65,952   1,200,000   SH      SOLE      NONE       1,200,000
PFIZER INC                   COM            717081103      46,125   3,075,000   SH      SOLE      NONE       3,075,000
PROCTER & GAMBLE CO          COM            742718109      45,990     900,000   SH      SOLE      NONE         900,000
SCHLUMBERGER LTD             COM            806857108      59,521   1,100,000   SH      SOLE      NONE       1,100,000
WAL MART STORES INC          COM            931142103      48,440   1,000,000   SH      SOLE      NONE       1,000,000
                                                        1,007,268  31,143,500                               31,143,500